Contingencies (Details) £ in Millions				1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 11, 2015 claim	Aug. 17, 2011 claim Complaint	Jul. 22, 2011 USD ($)	Aug. 31, 2017 USD ($) conditions	Dec. 31, 2017 USD ($) claim program_review	Dec. 31, 2017 USD ($) claim program_review	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 GBP (£) claim program_review
Loss Contingencies [Line Items]
Number of existing legal claims or proceedings that are likely to have a material effect on the Company's business | claim					0	0			0
Deferred Charges and Other Assets					$ 102,046,000	$ 102,046,000	$ 73,096,000
Portion of regulations under 90/10 rule						an institution would lose its eligibility to participate in Title IV programs for a period of at least two fiscal years if the institution derives more than 90% of its receipts from Title IV programs, as calculated on a cash basis in accordance with the Higher Education Act and applicable ED regulations, in each of two consecutive fiscal years. An institution with Title IV receipts exceeding 90% for a single fiscal year would be placed on provisional certification and may be subject to other enforcement measures.
Celtic Healthcare Allegheny Health Network Joint Venture [Member]
Loss Contingencies [Line Items]
Number of conditions out of compliance | conditions				4
Number of days of noncompliance				31 days
Maximum [Member]
Loss Contingencies [Line Items]
Loss contingency, estimate of possible loss					$ 30,000,000	$ 30,000,000
Maximum [Member] | Celtic Healthcare Allegheny Health Network Joint Venture [Member]
Loss Contingencies [Line Items]
Amount of penalties per day or per instance of noncompliance				$ 10,000
KHE's Broomall, PA location [Member]
Loss Contingencies [Line Items]
Amount payable under agreement			$ 1,600,000
Kaplan University [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Percentage of receipts derived from Title IV						74.00%	77.00%
Education [Member] | Diaz Case [Member]
Loss Contingencies [Line Items]
The number of separate complaints included in the Diaz case that received rulings | Complaint		3
Remaining employment claim in the Diaz complaint | claim		1
Education [Member] | Diaz Claims [Member]
Loss Contingencies [Line Items]
Number of claims affirmed for dismissal by US Court of Appeals | claim	3
Number of claims appealed | claim	4
Higher Education [Member]
Loss Contingencies [Line Items]
Percentage of receipts from Title IV programs					90.00%	90.00%			90.00%
Higher Education [Member] | Education [Member]
Loss Contingencies [Line Items]
Amount Of Estimated Unreturned Title IV Funds From Prior Periods					$ 8,400,000
Education division revenue derived from financial aid received by students under Title IV programs						$ 374,000,000	$ 437,000,000	$ 628,000,000
Higher Education [Member] | Sale Of KHE Campuses Business [Member] | Education [Member]
Loss Contingencies [Line Items]
Number of pending ED program reviews | program_review					2	2			2
Kaplan International [Member] | UK Pathways [Member] | Her Majesty's Revenue and Customs (HMRC) [Member]
Loss Contingencies [Line Items]
Loss contingency, estimate of possible loss | £									£ 10.9
Deferred Charges and Other Assets | £									£ 10.9